Equity - Schedule of Consolidated Comprehensive Income (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Income	$ 168,179	$ (732,203)
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(118,979)	(2,033)
Cash flow hedge	11,619	(11,301)
Changes in the fair value of equity investments at fair value through other comprehensive income	(82)	(471)
Income taxes
Net investment in foreign operations hedges	2,974	(6,258)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(126,131)	(9,342)
Comprehensive income (loss) for the year	42,048	(741,545)
Total Attributable to Equity Holders of the Bank [Member]
Disclosure of subsidiaries [line items]
Income	166,334	(719,020)
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(116,058)
Available for sale investments		2,220
Hedge of net investment in foreign operations	(4,567)	23,179
Cash flow hedge	12,103	(12,484)
Exchange differences	(26,134)	(9,388)
Changes in the fair value of equity investments at fair value through other comprehensive income	(71)	(410)
Defined benefits obligations	1,645	(229)
Subtotals	(133,082)	2,888
Income taxes
Financial instruments at fair value through other comprehensive income	8,383
Available for sale investments		(2,325)
Net investment in foreign operations hedges		(6,258)
Hedge of net investment in foreign operations	2,974
Cash flow hedge	(1,442)	(228)
Defined benefits obligations	(493)	22
Subtotals	9,422	(8,789)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(123,660)	(5,901)
Comprehensive income (loss) for the year	42,674	(724,921)
Non controlling Interest [Member]
Disclosure of subsidiaries [line items]
Income	1,845	(13,183)
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(2,921)	(4,314)
Available for sale investments		(4,253)
Cash flow hedge	(484)	1,183
Exchange differences	(552)	(2,113)
Changes in the fair value of equity investments at fair value through other comprehensive income	(11)	(61)
Defined benefits obligations	244	1,836
Subtotals	(3,724)	(3,408)
Income taxes
Financial instruments at fair value through other comprehensive income	925
Available for sale investments		1,644
Cash flow hedge	401	(1,163)
Defined benefits obligations	(73)	(514)
Subtotals	1,253	(33)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(2,471)	(3,441)
Comprehensive income (loss) for the year	(626)	(16,624)
Consolidated Statement Of Comprehensive Income [member]
Disclosure of subsidiaries [line items]
Income	168,179	(732,203)
Other comprehensive income (loss) before income taxes
Financial instruments at fair value through other comprehensive income	(118,979)
Available for sale investments		(2,033)
Hedge of net investment in foreign operations	(4,567)	23,179
Cash flow hedge	11,619	(11,301)
Exchange differences	(26,686)	(11,501)
Changes in the fair value of equity investments at fair value through other comprehensive income	(82)	(471)
Defined benefits obligations	1,889	1,607
Subtotals	(136,806)	(520)
Income taxes
Financial instruments at fair value through other comprehensive income	9,308
Available for sale investments		(681)
Net investment in foreign operations hedges		(6,258)
Hedge of net investment in foreign operations	2,974
Cash flow hedge	(1,041)	(1,391)
Defined benefits obligations	(566)	(492)
Subtotals	10,675	(8,822)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD	(126,131)	(9,342)
Comprehensive income (loss) for the year	$ 42,048	$ (741,545)